PENSIONS (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Service cost	(75)	(120)	(155)
Interest cost	(1,087)	(879)	(1,271)
Expected return on plan assets	254	214	318
Recognized actuarial loss	(774)	(1,131)	(848)
Net periodic benefit cost	(1,682)	(1,916)	(1,956)

Reconciliation of benefit obligation
The change in projected benefit obligation and plan assets and reconciliation of funded status for the year ended December 31, 2022 and 2021 are as follows:

(in thousands of $)	2022	2021
Reconciliation of benefit obligation:
Benefit obligation at January 1	47,215	54,122
Service cost	75	120
Interest cost	1,087	879
Actuarial gain (1)	(10,106)	(4,081)
Foreign currency exchange rate changes	(1,227)	(120)
Benefit payments	(2,966)	(3,705)
Benefit obligation at December 31	34,078	47,215
(1) Actuarial gain is sensitive to changes in key actuarial assumptions specifically discount rates, mortality rates and assumed future salary increases.

Reconciliation of fair value of plan assets
The accumulated benefit obligation at December 31, 2022 and 2021 was $33.9 million and $46.7 million, respectively.

(in thousands of $)	2022	2021
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	15,858	16,864
Actual return on plan assets	(4,392)	(46)
Employer contributions	2,900	2,900
Foreign currency exchange rate changes	(1,591)	(155)
Benefit payments	(2,966)	(3,705)
Fair value of plan assets at December 31	9,809	15,858

Reconciliation of funded status
Employer contributions and benefits paid under the pension plans include $2.9 million paid from employer assets for the years ended December 31, 2022 and 2021.

(1) Our defined benefit pension plan is comprised of two schemes as follows:

	December 31, 2022			December 31, 2021
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Fair value of benefit obligation	(7,073)	(27,005)	(34,078)	(11,608)	(35,607)	(47,215)
Fair value of plan assets	8,801	1,008	9,809	15,077	781	15,858
Funded (unfunded) status at end of year	1,728	(25,997)	(24,269)	3,469	(34,826)	(31,357)

Asset allocation of retirement schemes
The fair value of our plan assets, by category, as of December 31, 2022 and 2021 are as follows:

(in thousands of $)	2022	2021
Equity securities	8,801	15,077
Cash	1,008	781
	9,809	15,858

The asset allocation for our Marine scheme at December 31, 2022 and 2021, by asset category are as follows:

Marine scheme	2022 (%)	2021 (%)
Cash	100	100
Total	100	100

The asset allocation for our UK scheme at December 31, 2022 and 2021, by asset category are as follows:

UK scheme	2022 (%)	2021 (%)
Equity	100	100
Total	100	100

Expected contributions to pension schemes	We are expected to make the following contributions to the schemes during the year ended December 31, 2023, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	—	2,900

Expected pension disbursements
We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2023	340	2,600
2024	370	2,500
2025	470	2,400
2026	390	2,300
2027	400	2,200
2028 - 2032	2,140	9,500

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for our defined benefit pension plans for the years ended December 31 are as follows:

	2022	2021
Discount rate	4.94%	2.43%
Rate of compensation increase	2.61%	2.70%

The weighted average assumptions used to determine the net periodic benefit cost for our defined benefit pension plans for the years ended December 31 are as follows:

	2022	2021
Discount rate	4.93%	2.44%
Expected return on plan assets	1.81%	1.31%
Rate of compensation increase	2.49%	2.75%